IMPORTANT NOTICE REGARDING CHANGE IN INDEX,

INVESTMENT OBJECTIVE, INVESTMENT STRATEGY, AND SUB-ADVISER

WISDOMTREE TRUST

(the "Trust")

Supplement dated April 17, 2020

To the currently effective

Summary Prospectus, Statutory Prospectus and

Statement of Additional Information for the

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

(the "Fund")

At the recommendation of WisdomTree Asset Management, Inc., the Fund's investment adviser, the Board of Trustees of the Trust, with respect to the Fund, has approved changing the Fund's index, investment objective, investment strategies, and sub-adviser. These changes to the index, investment objective and investment strategies are now scheduled to go into effect on or about June 1, 2020. In connection with the Fund's index change, the Fund's portfolio will transition to the new index over the course of a few days. The change to the Fund's sub-adviser is expected to go into effect on or about June 4, 2020.

	CURRENT	NEW
Objective	The Fund seeks to track the price and yield	The Fund seeks to track the price and yield
	performance, before fees and expenses, of the ICE	performance, before fees and expenses, of the
	BofA Merrill Lynch 0-5 Year U.S. High Yield	WisdomTree U.S. High Yield Corporate Bond,
	Constrained, Zero Duration Index (the "Index").	Zero Duration Index (the "Index").

Investment	The Index is designed to provide long exposure to	The Index is designed to provide long exposure to
Strategy	the ICE BofA Merrill Lynch 0-5 Year U.S. High	the performance of selected issuers in the U.S. non-
	Yield Constrained Index while seeking to manage	investment-grade corporate bond ("junk bonds")
	interest rate risk through the use of short positions	market that are deemed to have favorable
	in U.S. Treasury securities ("U.S. Treasuries").	fundamental and income characteristics while
	The Index is comprised of a long portfolio and	seeking to manage interest rate risk through the use
of short positions in U.S. Treasury securities ("U.S.
	short portfolio. The "long portfolio" of the Index	Treasuries").
intends to replicate the ICE BofA Merrill Lynch 0-
	5 Year U.S. High Yield Constrained Index, which	The Index is comprised of long and short positions.
	broadly captures the fixed income securities	The long positions of the Index (the "Long
	market for non-investment grade corporate debt	Basket") intends to replicate the WisdomTree U.S.
	securities issued in the U.S. domestic market that	High Yield Corporate Bond Index. The Index
	have a remaining maturity of less than five years.	employs a multi-step process, which screens based
	The "short portfolio" of the Index holds short	on fundamentals to identify bonds with favorable
	positions in U.S. Treasuries (or futures providing	characteristics and then tilts to those individual
	exposure to U.S. Treasuries in the case of the	securities which offer favorable income
	Fund) that seek to correspond to a duration	characteristics. The goal is to improve the risk-
	exposure matching the duration of the long	adjusted performance of traditional market
	portfolio, with a targeted total duration exposure	capitalization-weighted approaches of high-yield
	of approximately zero years (e.g., if the average	corporate bond indices.
duration of bonds in the long portfolio is
	approximately two years, the short portfolio will	The Long Basket of the Index is comprised of
	seek an average duration of approximately two	corporate bonds of public issuers domiciled in the
	years among its short holdings of U.S. Treasuries,	United States. To be eligible for inclusion in the
	with an aggregate targeted duration of Index	Index, bonds must meet the following criteria: (i)
	holdings of approximately zero years). Duration is	pay fixed-rate coupons; (ii) have at least $500
	a measure used to determine the sensitivity of a	million in par amount outstanding; (iii) have a

portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. The Index methodology weights the short exposure to U.S. Treasuries of differing maturities in an attempt to offset the sensitivity of the long exposure to overall moves in interest rates across the yield curve. The long portfolio and short portfolio of the Index are rebalanced on a monthly basis to where the dollar amount of the long portfolio's bond positions is approximately equivalent to the dollar amount of the short exposure achieved within the short portfolio. The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly. In seeking to track the short portfolio of the Index, the Fund will invest in short positions in futures contracts on U.S. Treasuries. The Fund may also short U.S. Treasuries. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

remaining maturity of at least one year; and (iv) rated non-investment grade by Moody's or Standard & Poor's. In addition, the issuer cannot have defaulted or be in distress. For the purposes of the Index, bonds issued under Regulation S are excluded from eligibility. All bonds are denominated in U.S. dollars.

The Long Basket of the Index utilizes a "screen and tilt" rules-based approach to isolate bonds that have favorable fundamentals and tilts to those bonds with favorable income and valuation characteristics. Once the Index universe is defined from the eligibility criteria, individual bonds are assigned a factor score against their broad sector peers (e.g., industrials, financials, utilities, consumer and energy) based on rules-based fundamental metrics distinguishing cash flow characteristics and discards the securities with poor cash flow performance. Remaining bonds are ranked within each sector based on liquidity scores and then screened so that the bonds receiving the lowest 5% of liquidity scores in each sector are removed from the Index. Each remaining bond is then assigned an income tilt score based on its probability of default relative to other remaining bonds in its sector. Income tilt scores are then used to determine a bond's weight in the Index, with bonds receiving higher income tilt scores being more heavily weighted. Issuer exposure is capped at 2%, with excess exposure distributed to the remaining bonds on a pro-rata basis.

The short positions of the Index (the "Short Basket") holds short positions in U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure matching the duration of the Long Basket, with a targeted total duration exposure of approximately zero years (e.g., if the average duration of bonds in the Long Basket is approximately two years, the Short Basket will seek an average duration of approximately two years among its short holdings of U.S. Treasuries, with an aggregate targeted Index duration of approximately zero years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. The Fund may also short U.S. Treasuries.

The Index weights the short exposure to U.S.
Treasuries of differing maturities in an attempt to
offset the sensitivity of the long exposure to overall
moves in interest rates across the yield curve. The
Long Basket and Short Basket of the Index are
rebalanced on a monthly basis so that the dollar
amount of the Long Basket's bond positions is
approximately equivalent to the dollar amount of
the short exposure achieved within the Short
Basket.
The Index is designed to have greater returns than
an equivalent non-interest rate hedged investment
when U.S. Treasury rates are rising significantly.
Conversely, the Index is designed to have lower
returns than an equivalent non-interest rate hedged
investment when U.S. Treasury rates are falling
significantly.
To the extent the Index concentrates (i.e., holds
25% or more of its total assets) in the securities of
a particular industry or group of industries, the
Fund will concentrate its investments to
approximately the same extent as its Index.

Sub-	Mellon Investments Corporation	Voya Investment Management Co., LLC
Adviser

*	*	*	*	*	*	*	*	*

The changes described above will not affect the Fund's management fee or expense ratio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-HYZD-0420